Short-Term Borrowings (Details) - Asteria Corporation [Member] - USD ($)	Apr. 29, 2023	Mar. 31, 2023
Short-Term Borrowings [Line Items]
Short term borrowings		$ 3,000,000
Percentage of interest rate per annum		10.375%
Maturity date		March 10, 2024
Repayments of current borrowings	$ 3,000,000